Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares (Note 18)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (Note 19)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2020		466.8
Balance, beginning of period at Dec. 31, 2020	$ 20,284	$ 13,819	$ 1,623	$ 11	$ 34	$ 3,210	$ 1,587
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,405					1,294	111
Other comprehensive income (loss)	(85)				(74)		(11)
Common shares issued (shares)		8.0
Common shares issued	416	$ 418		(2)
Subsidiary dividends paid to non-controlling interests	(58)						(58)
Dividends declared on common shares	(983)					(983)
Dividends on preference shares	(63)					(63)
Other	0			1			(1)
Balance, end of period (shares) at Dec. 31, 2021		474.8
Balance, end of period at Dec. 31, 2021	20,916	$ 14,237	1,623	10	(40)	3,458	1,628
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,514					1,394	120
Other comprehensive income (loss)	1,173				1,048		125
Common shares issued (shares)		7.4
Common shares issued	417	$ 419		(2)
Subsidiary dividends paid to non-controlling interests	(66)						(66)
Dividends declared on common shares	(1,055)					(1,055)
Dividends on preference shares	(64)					(64)
Other	7			2			5
Balance, end of period (shares) at Dec. 31, 2022		482.2
Balance, end of period at Dec. 31, 2022	$ 22,842	$ 14,656	$ 1,623	$ 10	$ 1,008	$ 3,733	$ 1,812